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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2012

Check here if Amendment [_]; Amendment Number: ________
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
Address:  190 Elgin Avenue, George Town
          Grand Cayman KY1-9005
          Cayman Islands

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Shujun Li
Title:    Director
Phone:    86-21-50106156

Signature, Place, and Date of Signing:

 /s/ Shujun Li        Shanghai, People's Republic of China    Jan 14, 2013
 -------------------  ------------------------------------ -------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            12
                                         ------------
Form 13F Information Table Value Total:  $    142,508
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                                         (thousands)

List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  ------------- --------- -------- ------------------ ---------- -------- ---------------------
                                 TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
       NAME OF ISSUER             CLASS       CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------  ------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FOCUS MEDIA HLDG LTD             SPON ADR    34415V109   30,087 1,172,085 SH        DEFINED            1,172,085
CHINDEX INTERNATIONAL INC           COM      169467107    3,479   331,370 SH        DEFINED              331,370
VISIONCHINA MEDIA INC            SPON ADR    92833U202      334   109,587 SH        DEFINED              109,587
HOME INNS & HOTELS MGMT INC      SPON ADR    43713W107      310    10,718 SH        DEFINED               10,718
QIHOO 360 TECHNOLOGY CO LTD         ADS      74734M109   40,907 1,377,800 SH        DEFINED            1,377,800
NEW ORIENTAL ED & TECH GRP I     SPON ADR    647581107   53,625 2,759,900 SH        DEFINED            2,759,900
YOUKU INC                        SPON ADR    98742U100    3,306   181,230 SH        DEFINED              181,230
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A 26833A105       42    10,000 SH        DEFINED               10,000

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
SOHU COM INC                        COM       83408W103 2,840  60,000 SH          DEFINED          60,000
E HOUSE CHINA HLDGS LTD             ADR       26852W103   205  50,000 SH          DEFINED          50,000
NETEASE INC                    SPONSORED ADR  64110W102 5,036 118,400 SH          DEFINED         118,400
51JOB INC                      SP ADR REP COM 316827104 2,337  49,999 SH          DEFINED          49,999